Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities [Abstract]
For the remaining period of 2026	$ 272,474
2027	394,643
2028	70,000
Total lease payments	737,117
Less: imputed interest	34,532
Total	702,585
Less: current portion	517,542	$ 527,415
Non-current portion	$ 185,043	$ 448,652